Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial Assumption of Discount Rates, Increase by 0.25% [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Actuarial assumption rate, increase	0.25%
Actuarial Assumption of Discount Rates, Decrease by 0.25% [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Actuarial assumption rate, decrease	0.25%
Actuarial Assumption of Expected Rates of Inflation, Increase by 0.25% [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Actuarial assumption rate, increase	0.25%
Actuarial Assumption of Expected Rates of Inflation, Decrease by 0.25% [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Actuarial assumption rate, decrease	0.25%
Actuarial Assumption of Life Expectancy, Increase by 1 Year [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Life expectancy	Increase by 1 year
Actuarial Assumption of Life Expectancy, Decrease by 1 Year [member] | Retirement Benefit Obligations [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Life expectancy	Decrease by 1 year
Investments quoted in active markets [member] | Non-Government debt instruments [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme assets	€ 831	€ 687
Investments quoted in active markets [member] | Government debt instruments [member]
Disclosure of Scheme Assets And Liabilities Sensitivity Analysis [line items]
Scheme assets	€ 582	€ 504